Income Tax - Additional Information (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax [Line Items]
Deferred tax assets, recorded loss		¥ 0	¥ 12,772,000,000
Deductible temporary differences and carryforward of unused tax losses for which deferred tax asset is recognised		0
Deductible temporary differences related to local taxes		20,194,000,000	103,230,000,000
Decrease in current tax expense		32,504,000,000	37,159,000,000	¥ 0
Decrease in deferred tax expense		¥ 57,536,000,000	¥ 12,737,000,000	¥ 0
Japanese statutory effective tax rate		31.46%	31.46%	31.46%
Carryforward of unused tax losses		¥ 23,268,000,000	¥ 142,730,000,000
Deferred tax liabilities		206,000,000	377,000,000
Deferred tax liabilities recognized		¥ 0	¥ 0
Subsequent Events
Income Tax [Line Items]
Japanese statutory effective tax rate	32.34%